Revenue from contracts with customers - Performance Obligations (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total unfulfilled service-type maintenance service	¥ 209,773	$ 33,180	¥ 179,723
Within one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total unfulfilled service-type maintenance service	140,601	22,239	112,454
More than one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Total unfulfilled service-type maintenance service	¥ 69,172	$ 10,941	¥ 67,269